Additional Financial Information - Summary of Changes in the Components of Accumulated Other Comprehensive Income Loss (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Additional Financial Information [Line Items]
Loss Included in Direct Operating Expense	$ 1.2	$ 0.3	$ 0.3
Loss included in Interest Expense			$ (34.6)	$ 10.4
Gain included in Interest Expense	$ 32.9